Provision for Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Parent Company And Domestic Subsidiaries USD ($)	Mar. 31, 2012 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2011 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2010 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2012 International Subsidiaries USD ($)	Mar. 31, 2012 International Subsidiaries JPY (¥)	Mar. 31, 2011 International Subsidiaries JPY (¥)	Mar. 31, 2010 International Subsidiaries JPY (¥)
Current income tax expense:
Current income tax expense	$ 3,113	¥ 255,877	¥ 227,111	¥ 67,127	$ 1,355	¥ 111,363	¥ 85,290	¥ 65,971	$ 1,758	¥ 144,514	¥ 141,821	¥ 1,156
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	78	6,395	85,710	25,537	(705)	(57,940)	(44,268)	(126,716)	783	64,335	129,978	152,253
Provision for income taxes	$ 3,191	¥ 262,272	¥ 312,821	¥ 92,664